INCOME TAX - Income Tax Expense Calculation and Income Tax Recovery (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Income Taxes [Abstract]
Earnings before income tax	$ 471	$ 517
Income tax expense at combined Canadian federal and provincial statutory rate of 26% (2017 – 27%)	122	140
Effect of:
Change in tax rates and new legislation	0	(35)
Rate differences on foreign activities	(14)	(12)
Recognition of the benefit of prior years’ tax losses and other deferred tax assets	(4)	(14)
Remeasurement of deferred tax liabilities, net	(3)	0
Non-recognition of deferred tax assets relating to foreign exchange gain	0	1
Other	(1)	1
Income tax expense	$ 100	$ 81
Applicable tax rate	26.00%	27.00%
Actuarial loss on post-employment obligation	$ 0	$ (3)
Actuarial gain on post-employment obligation, tax	0	0
Actuarial loss on defined benefit pension obligation, net of tax	0	(3)
Foreign currency translation (loss) gain on foreign operations	(21)	31
Foreign currency translation loss on foreign operations, tax	0	(2)
Foreign currency translation loss on foreign operations, net of tax	$ (21)	$ 29